Investments in unconsolidated affiliated companies (Details) - USD ($) $ in Millions	1 Months Ended
	Feb. 28, 2015	Dec. 31, 2015	Dec. 31, 2014
Caterpillar's investments in unconsolidated affiliated companies:
Investments in equity method companies		$ 203	$ 248
Plus: Investments in cost method companies		43	9
Total investments in unconsolidated affiliated companies		$ 246	$ 257
Third party logistics business, investment
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Percentage Sold	35.00%
Equity Method Investment, Net Sales Proceeds	$ 177
Equity Method Investment, Cash Proceeds from Sale	167
Equity Method Investment, Note Receivable from Sale	10
Equity Method Investment, Realized Gain (Loss) on Disposal	120
Equity Method Investment, Noncontrolling Interest	$ 57